SHARE-BASED PAYMENTS - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.47	£ 0.61
Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.44	£ 0.36
SAYE | SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	1,120,138,915	1,068,094,073
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0.3039	£ 0.4455
Number of options, granted (in options)	236,923,744	779,229,797
Weighted average exercise price, granted (in GBP per option)	£ 0.3940	£ 0.2425
Number of share options, exercised (in options)	(6,924,434)	(255,706,663)
Weighted average exercise price, exercised (GBP per option)	£ 0.3057	£ 0.4751
Number of options, forfeited (in options)	(22,815,078)	(6,938,102)
Weighted average exercise price, forfeited (in GBP per option)	£ 0.2878	£ 0.4330
Number of options, cancelled (in options)	(51,479,310)	(389,767,675)
Weighted average exercise price, cancelled (in GBP per option)	£ 0.3257	£ 0.4224
Number of options, expired (in options)	(95,280,546)	(74,772,515)
Weighted average exercise price, expired (in GBP per option)	£ 0.4903	£ 0.4726
Number of options outstanding, end of period (in options)	1,180,563,291	1,120,138,915
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0.3063	£ 0.3039
Number of options exercisable, end of period (in options)	336,561	792,741
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0.5103	£ 0.4749
Executive Share Plan 2003 | Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	6,666,372	7,634,638
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0	£ 0
Number of options, granted (in options)	5,308,496	1,990,449
Weighted average exercise price, granted (in GBP per option)	£ 0	£ 0
Number of share options, exercised (in options)	(5,129,115)	(2,122,302)
Weighted average exercise price, exercised (GBP per option)	£ 0	£ 0
Number of share options, vested (in options)	0	(47,337)
Weighted average exercised price, vested (in GBP per option)	£ 0	£ 0
Number of options, forfeited (in options)	(385,184)	(111,100)
Weighted average exercise price, forfeited (in GBP per option)	£ 0	£ 0
Weighted average exercise price, cancelled (in GBP per option)	£ 0	£ 0
Number of options, expired (in options)	(558,679)	(677,976)
Number of options outstanding, end of period (in options)	5,901,890	6,666,372
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0	£ 0
Number of options exercisable, end of period (in options)	708,939	3,150,407
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0	£ 0